Party-in-Interest Transactions - Additional Information (Details) - EBP 001 - Employee Benefit Plan, Employer, Common Stock - Employee Benefit Plan, Trustee - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	599,586	645,120
Employee benefit plan, change in net asset available for benefit, increase from dividend income on investment	$ 0	$ 0
EBP, investment acquired, excluding plan interest in master trust, cost	748,619	798,903
EBP, investment sold, excluding plan interest in master trust, selling price	$ 1,327,681	$ 1,078,791